Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000254755 | FR_21H052645
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000254755 | FR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000254755 | FR_01F060642
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000254755 | FR_3132DWMS9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254755 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254755 | FR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254755 | FR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254755 | FR_ACI38M879
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254755 | FR_ACI3881W2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254755 | FR_ACI1J4NS8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254755 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254755 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	35.70%
C000254755 | A/A
Holdings [Line Items]
Percent of Total Investments	13.00%
C000254755 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.60%
C000254755 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	14.60%
C000254755 | B/B
Holdings [Line Items]
Percent of Total Investments	7.20%
C000254755 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254755 | Not rated
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254755 | Other
Holdings [Line Items]
Percent of Total Investments	0.40%
C000254755 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	24.40%
C000254755 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	22.70%
C000254755 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	17.60%
C000254755 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.00%
C000254755 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254755 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254755 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254755 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000254755 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000254755 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.80%
C000254755 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.60%
C000254758 | FR_G8726T105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254758 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254758 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254758 | FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254758 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254758 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254758 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254758 | FR_095306106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254758 | FR_156431108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254758 | FR_739128106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.20%
C000254758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.20%
C000254758 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.90%
C000254758 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.50%
C000254758 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000254758 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254758 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254758 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254758 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254758 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%